Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		£ 298	£ 381	£ 699	£ 578
Other income			14	22	24
Research and development costs	(2,189)	(2,251)	(4,067)	(5,111)	(4,654)
Administrative costs	(2,034)	(2,291)	(4,342)	(4,542)	(2,946)
Loss from operations	(4,223)	(4,244)	(8,014)	(8,932)	(6,998)
Finance income	839	410	570	497	936
Finance expense	(49)	(22)	(41)	(53)	(44)
Loss before tax	(3,433)	(3,856)	(7,485)	(8,488)	(6,106)
Taxation	125	288	406	832	646
Loss for the year attributable to the owners of the parent	(3,308)	(3,568)	(7,079)	(7,656)	(5,460)
Items that will or may be reclassified subsequently to profit or loss:
Total other comprehensive income net of tax
Total comprehensive loss attributable to the owners of the parent	£ (3,308)	£ (3,568)	£ (7,079)	£ (7,656)	£ (5,460)
Loss per share
Diluted loss per share	£ (0.1)	£ (3.6)	£ (2)	£ (155)	£ (136)
Basic loss per share	£ (0.1)	£ (3.6)	£ (2)	£ (155)	£ (136)